Income tax - Schedule of Tax Loss and Credit Carry-forwards Expected To Expire (Details) € in Millions	Dec. 31, 2023 EUR (€)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	€ 2,030
Research and development credit carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	102
2024 - 2033 | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	117
2024 - 2033 | Research and development credit carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	0
2034 and onwards | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	339
2034 and onwards | Research and development credit carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	102
Unlimited | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	1,574
Unlimited | Research and development credit carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	€ 0